NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 22. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2021
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$1,046,308
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(50,000,000)	(50,000,000)	(7,859,883)
Unappropriated retained earnings (deficit)	3,477,493	3,616,002	(4,106,883)	(1,442,443)	(539,034)	1,005,135	158,005
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,826)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,468,906
Total non-controlling interests	¥5,109,643	¥3,804,149	¥698,117	¥(1,442,443)	(15,749,034)	¥(7,579,568)	$(1,191,490)

	As of December 31, 2021
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$1,046,308
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(50,000,000)	(50,000,000)	(7,859,883)
Unappropriated retained earnings (deficit)	3,477,493	4,008,758	(3,909,474)	(1,498,752)	(1,050,973)	1,027,052	161,451
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,826)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,468,906
Total non-controlling interests	¥5,109,643	¥4,196,905	¥895,526	¥(1,498,752)	(16,260,973)	¥(7,557,651)	$(1,188,044)

The Company had capital contribution receivable due from non-controlling Interest of FGS amounted to ¥50,000,000 and ¥50,000,000 ($7,859,883) as of June 30, 2021 and December 31, 2021, respectively. The Company received capital contribution from non-controlling shareholders of Gan Su BHD amounted to ¥50,000 during the six months ended December 31, 2020.